15. INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Schedule of investments
	2020	2019
Joint arrangements	25,081	28,632
Investments in associates	50,799	48,578
Tax incentives, net of allowances for losses	31,876	31,876
Other investments	15,823	24,679
Total	123,579	133,765

Schedule of movements in investment balances

Summary of the movements in investment balances

Balance at January 1, 2019	117,840
Equity in investees	809
Other	15,116
Balance at December 31, 2019	133,765
Equity in investees	(1,378)
Other	(8,808)
Balance at December 31, 2020	123,579